Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 2,336	$ 2,982
Provisions for expected credit losses	188	201
Total provisions	$ 2,524	$ 3,183